5. Derivative Liabilities (Details - Level 3) - Convertible Notes [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative liability, beginning balance	$ 234,502
Conversion	(91,667)
Change in Fair Value of Derivative	(142,835)
Derivative liability, ending balance	$ 0